13. INTANGIBLE ASSETS AND GOODWILL	12 Months Ended
Dec. 31, 2020
Notes
13. INTANGIBLE ASSETS AND GOODWILL

13.INTANGIBLE ASSETS AND GOODWILL

Intangible assets as of December 31, 2020 and 2019 consist of the following:

	Platinum Vapes license	Platinum Vapes brand	1251881 B.C. Ltd. license	Total
Cost
Balances, December 31, 2019	$-	$-	$-	$-
Acquired from Platinum Vapes	29,907,250	33,991,500	-	63,898,750
Acquired from 1251881 B.C. Ltd.	-	-	101,887,000	101,887,000
Additions	-	-	-	-
Disposals	-	-	-	-
Translation Adjustment	(1,005,610)	(1,142,940)	-	(2,148,550)
Balance, December 31, 2020	$28,901,640	$32,848,560	$101,887,000	$163,637,200
Accumulated amortization
Balances, December 31, 2019	$-	$-	$-	$-
Amortization	-	-	10,658,167	10,658,167
Disposals	-	-	-	-
Translation Adjustment	-	-	-	-
Balance, December 31, 2020	$-	$-	$10,658,167	$10,658,167
Balances, December 31, 2019	$-	$-	$-	$-
Balances, December 31, 2020	$28,901,640	$32,848,560	$91,228,833	$152,979,033

The Company has determined that the Platinum Vape License (California) and Brand (California and Michigan) have indefinite lives.  The retail license and product license acquired on 1251881 B.C. Ltd. acquisition has a useful life of 5.0 years and 5.5 years, respectively. For the year ended December 31, 2020, $10,658,167 of amortization was expensed.

The following table outlines the estimated future annual amortization expense related to intangible assets acquired from 1251881 B.C. Ltd.

Estimated
amortization
2021	$18,986,865
2022	18,986,865
2023	18,986,865
2024	18,986,865
2025	15,281,373
$91,228,833

At the end of each reporting period, the Company assesses whether there were events or changes in circumstances that would indicate that a Cash Generating Unit (“CGU”) or group of CGUs were impaired. The Company considers external and internal factors, including overall financial performance and relevant entity-specific factors, as part of this assessment. The following factors were identified as impairment indicators:

1.Sales decline – Constraints in the retail distribution network, including a decrease of expected sales and profitability as compared to outcomes initially forecasted by management;

2.Change in strategic plans – The Company’s management determined that certain business units were no longer commercially viable and decided to halt all further construction and operations;

3.Decline in stock price and market capitalization – As at December 31, 2020, the carrying amount of the Company’s total net assets exceeded the Company’s market capitalization.

Key assumptions used in calculating the recoverable amount for each CGU grouping tested for impairment as at December 31, 2020 are outlined in the following table:

	PV license (CA)	PV brand (CA)	PV brand (MI)	High Times Retail lic. Agreement	High Times Product lic. Agreement
Discount rate	43.50%	38.50%	38.50%	21.00%	19.00%
Terminal growth rate	2.69%	2.69%	2.69%	-%	-%
Terminal capitalization multiple	4.36	5.25	6.49	-	-
Recoverable amount	$34,249,080	$10,440,240	$34,631,040	$23,044,920	$73,336,320

PV License (CA) CGU - The Company’s PV License (CA) represents its operations including development, manufacturing and distribution of cannabis vape products within the state of California.  This CGU is attributed to the Company’s California operating segment. As a result of the impairment test, management concluded that the carrying value was lower than the recoverable amount and recorded no impairment.

PV Brand (CA) CGU -The Company’s PV Brand (CA) represents its operations dedicated to the sale of cannabis products and accessories within the state of California.  This CGU is attributed to the Company’s California operating segment. As a result of the impairment test, management concluded that the carrying value was lower than the recoverable amount and recorded no impairment.

PV Brand (MI) CGU - The Company’s PV Brand (MI) represents its operations dedicated to the sale of cannabis products and accessories within the state of California.  This CGU is attributed to the Company’s California operating segment.  As a result of the impairment test, management concluded that the carrying value was lower than the recoverable amount and recorded no impairment.

High Times Retail Licensing agreement CGU - The Company’s High Times Retail Licensing agreement represents its right to use certain intellectual property associated with retail dispensary and local delivery services for cannabis products, cannabis accessories and merchandise in the states of Michigan, Illinois and Florida. As a result of the impairment test, management concluded that the carrying value was lower than the recoverable amount and recorded no impairment.

High Times Product Licensing agreement CGU - The Company’s High Times Retail Licensing agreement represents its right to use certain intellectual property related to the commercialization of cannabis products in Michigan, Illinois and Florida and CBD products nationally carrying HT brands. As a result of the impairment test, management concluded that the carrying value was lower than the recoverable amount and recorded no impairment.

Goodwill arose from the acquisition of MAG (Note 6) and PV (Note 6).  Goodwill as of December 31, 2020 and 2019 consists of the following:

	2020	2019
As of beginning of year	$-	$-
Acquisition of PV	281,172	-
Acquisition on MAG	6,083,036	-
Translation adjustment	(158,140)	-
As of year end	$6,206,068	$-